SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING SHARE OPTIONS (Details) - Post-consolidation Basis [Member]	3 Months Ended
Mar. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Options outstanding	14,978,972
Options exercisable	14,978,972
Weighted average remaining contractual life (years)	3 years 8 months 12 days
Options Expiring February 24, 2025 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	5,800,000
Options exercisable	5,800,000
Exercise price | $ / shares	$ 0.16
Weighted average remaining contractual life (years)	1 year 1 month 17 days
Options Expiring August 19, 2025 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	1,200,000
Options exercisable	1,200,000
Exercise price | $ / shares	$ 0.09
Weighted average remaining contractual life (years)	3 months 7 days
Options Expiring February 25, 2026 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	2,985,000
Options exercisable	2,985,000
Exercise price | $ / shares	$ 0.32
Weighted average remaining contractual life (years)	9 months 10 days
Options Expiring October 25, 2026 [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	4,993,972
Options exercisable	4,993,972
Exercise price | $ / shares	$ 0.40
Weighted average remaining contractual life (years)	1 year 6 months 7 days